UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2013
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Carnick & Company, LLC
Address:  675 Southpointe Court, Suite 102
          Colorado Springs, CO 80906

13F File Number: 028-15410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Craig Carnick
Title:  Chief Compliance Officer
Phone:  719-579-8000
Signature, Place and Date of Signing:

      Craig Carnick, Colorado Springs,CO    May 15, 2013


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     116

Form 13F Information Table Value Total:86,812,675


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
APPLE INC		COM		037833100	1		2,029			Sole	None	Sole
3M COMPANY		COM		88579Y101	481		4,525			Sole	None	Sole
ABBOTT LABS		COM		002824100	489		13,832			Sole	None	Sole
ABBVIE INC		COM		00287Y109	457		11,205			Sole	None	Sole
ALLERGAN INC		COM		018490102	1,063		9,525			Sole	None	Sole
AMAZON COM INC		COM		023135106	1,153		4,326			Sole	None	Sole
AMERICAN ELECTRIC POWER	COM		025537101	679		13,965			Sole	None	Sole
AMERICAN TOWER CORP	COM		03027X100	1,071		13,930			Sole	None	Sole
AMERISOURCE BERGEN CORP	COM		03073E105	556		10,800			Sole	None	Sole
AMWAY ASIA PACIFIC LTD	COM		00751Y106	479		5,800			Sole	None	Sole
ANNALY CPTL MANAGEMENT	COM		035710409	1,181		74,310			Sole	None	Sole
APPLE COMPUTER INC	COM		037833100	1,305		2,947			Sole	None	Sole
AT&T CORP		COM		00206R102	1,250		34,067			Sole	None	Sole
B C E INC		COM		05534B760	432		9,245			Sole	None	Sole
BAKER HUGHES INC	COM		057224107	903		19,450			Sole	None	Sole
BANK OF NEW YORK CO INC	COM		064058100	466		16,650			Sole	None	Sole
BEACON ROOFING SUPPLY	COM		073685109	805		20,810			Sole	None	Sole
BOSTON BEER CO INC CL A	COM		100557107	1,333		8,350			Sole	None	Sole
BRISTOL MYERS SQUIBB CO	COM		110122108	1,402		34,030			Sole	None	Sole
CANADIAN NATIONAL RAIL	COM		136375102	971		9,679			Sole	None	Sole
CAPSTEAD MORTGAGE CP 	COM		14067E506	804		62,700			Sole	None	Sole
CENTERPOINT ENERGY INC	COM		15189T107	470		19,635			Sole	None	Sole
CINEMARK HOLDINGS INC	COM		17243V102	451		15,315			Sole	None	Sole
CITRIX SYSTEMS INC	COM		177376100	894		12,384			Sole	None	Sole
COLGATE-PALMOLIVE CO	COM		194162103	929		7,875			Sole	None	Sole
COMPANHIA DE BEBIDAS 	ADR		20441W203	601		14,205			Sole	None	Sole
CONOCO PHILLIPS		COM		20825C104	1,320		21,970			Sole	None	Sole
COOPER COS INC		COM		216648402	1,114		10,325			Sole	None	Sole
COSTCO WHSL CORP NEW	COM		22160K105	1,015		9,562			Sole	None	Sole
COVIDIEN PLC		COM		G2554F113	1,102		16,240			Sole	None	Sole
CVS CORPORATION		COM		126650100	1,050		19,089			Sole	None	Sole
DARDEN RESTAURANTS INC	COM		237194105	721		13,955			Sole	None	Sole
DAVITA INC		COM		23918K108	702		5,919			Sole	None	Sole
DIGITAL REALTY TRUST 	COM		253868103	1,132		16,920			Sole	None	Sole
E O G RESOURCES INC	COM		26875P101	1,108		8,655			Sole	None	Sole
EL DUPONT DENEMOURS	COM		263534109	384		7,808			Sole	None	Sole
ELI LILLY & CO		COM		532457108	464		8,165			Sole	None	Sole
EMERSON ELECTRIC CO	COM		291011104	436		7,810			Sole	None	Sole
ENSCO INTERNATIONAL	COM		G3157S106	478		7,965			Sole	None	Sole
EXPRESS SCRIPTS		COM		30219G108	725		12,579			Sole	None	Sole
F M C CORP NEW		COM		302491303	905		15,875			Sole	None	Sole
FASTENAL CO		COM		311900104	829		16,150			Sole	None	Sole
FEDERAL AGRIC		COM		313148108	587		23,590			Sole	None	Sole
FIRST TR FINANCIALS 	ETF		33734X135	774		42,675			Sole	None	Sole
FLOWSERVE CORPORATION	COM		34354P105	1,174		7,000			Sole	None	Sole
GENERAL MILLS INC	COM		370334104	523		10,615			Sole	None	Sole
GOOGLE INC CLASS A	COM		38259P508	1,441		1,814			Sole	None	Sole
GUGGENHEIM MULTI-ASSET 	ETF		18383M506	670		28,100			Sole	None	Sole
HATTERAS FINANCIAL CORP	COM		41902R103	1,219		44,425			Sole	None	Sole
HEALTH CARE REIT INC	COM		42217K106	1,542		22,700			Sole	None	Sole
IDEXX LABS INC		COM		45168D104	560		6,063			Sole	None	Sole
INTEGRYS ENERGY GROUP	COM		45822P105	1,343		23,100			Sole	None	Sole
INTEL CORP		COM		458140100	358		16,375			Sole	None	Sole
INTL BUSINESS MACH	COM		459200101	258		1,208			Sole	None	Sole
INVESCO LTD		COM		G491BT108	766		26,465			Sole	None	Sole
ISHARES DOW JONES TECHN	ETF		464287721	1,411		19,250			Sole	None	Sole
ISHARES RUSS 1000 GRWTH	ETF		464287614	243		3,399			Sole	None	Sole
ISHARES RUSS 1000 VALUE	ETF		464287598	256		3,152			Sole	None	Sole
ISHARES RUSS 2000 GRWTH	ETF		464287648	3,075		28,564			Sole	None	Sole
ISHARES RUSS 2000 VALUE	COM		464287630	2,167		25,857			Sole	None	Sole
JOHNSON CONTROLS	COM		478366107	595		16,965			Sole	None	Sole
JOY GLOBAL, INC.	COM		481165108	445		7,470			Sole	None	Sole
JP MORGAN & CO		COM		46625H100	1,052		22,168			Sole	None	Sole
LIFE TECHNOLOGIES CORP	COM		53217V109	567		8,775			Sole	None	Sole
LINDSAY MANUFACTURING 	COM		535555106	508		5,766			Sole	None	Sole
LOWES COMPANIES INC	COM		548661107	402		10,590			Sole	None	Sole
MASTERCARD INC		COM		57636Q104	1,107		2,046			Sole	None	Sole
MCDONALDS CORP		COM		580135101	1,380		13,845			Sole	None	Sole
MOHAWK INDUSTRIES INC	COM		608190104	684		6,050			Sole	None	Sole
MOSAIC COMPANY		COM		61945C103	478		8,025			Sole	None	Sole
OMEGA HLTHCARE INVS INC	COM		681936100	489		16,100			Sole	None	Sole
PAYCHEX INC		COM		704326107	458		13,060			Sole	None	Sole
PFIZER INC		COM		717081103	500		17,330			Sole	None	Sole
POWERSHA DYN BASIC MAT	ETF		73935X427	377		8,670			Sole	None	Sole
PP&L RESOURCES INC	COM		69351T106	438		13,978			Sole	None	Sole
PRECISION CASTPARTS CO	COM		740189105	344		1,813			Sole	None	Sole
PROSPECT CAPITAL CORP	COM		74348T102	719		65,870			Sole	None	Sole
REALTY INCOME CORP	COM		756109104	698		15,395			Sole	None	Sole
RYDEX S&P EQUAL WEIGHT 	ETF		78355W106	311		5,207			Sole	None	Sole
SAFETY INSURANCE GROUP	COM		78648T100	416		8,470			Sole	None	Sole
SANOFI AVENTIS ADR	ADR		80105N105	483		9,460			Sole	None	Sole
SECTOR SPDR FINCL SEL	SBI		81369Y605	1,020		56,025			Sole	None	Sole
SECTOR SPDR TECH SELECT	ETF		81369Y803	960		31,730			Sole	None	Sole
SENIOR HOUSING PPTYS 	REIT		81721M109	1,434		53,453			Sole	None	Sole
SNAP-ON INC		COM		833034101	1,396		16,885			Sole	None	Sole
STARWOOD PPTY TRUST INC	COM		85571B105	995		35,825			Sole	None	Sole
STATOILHYDRO ASA ADR	ADR		85771P102	351		14,270			Sole	None	Sole
T J X COS INC		COM		872540109	1,011		21,630			Sole	None	Sole
TARGET CORPORATION	COM		87612E106	382		5,580			Sole	None	Sole
TELUS CORP NON VTG	COM		87971M103	488		7,065			Sole	None	Sole
THOMSON CORP		COM		884903105	407		12,525			Sole	None	Sole
TIME WARNER CABLE	COM		88732J207	408		4,244			Sole	None	Sole
TRAVELERS COMPANIES INC	COM		89417E109	1,637		19,440			Sole	None	Sole
UNITED PARCEL SERVICE B	COM		911312106	399		4,645			Sole	None	Sole
V.F. CORP		COM		918204108	496		2,955			Sole	None	Sole
VALEANT PHARMA INTL	COM		91911K102	2,153		28,693			Sole	None	Sole
VERIZON COMMUNICATIONS	COM		92343V104	463		9,430			Sole	None	Sole
VIACOM RIGHT 1		COM		92553P201	1,104		17,955			Sole	None	Sole
VODAFONE AIRTOUCH ADR	ADR		92857W209	1,297		45,658			Sole	None	Sole
WALGREEN COMPANY	COM		931422109	539		11,305			Sole	None	Sole
WALMART			COM		931142103	308		4,115			Sole	None	Sole
WELLS FARGO		COM		949746101	440		11,904			Sole	None	Sole
WESTERN UNION COMPANY	COM		959802109	447		29,690			Sole	None	Sole
WEYERHAEUSER CO		COM		962166104	1,463		46,615			Sole	None	Sole
OMNICARE CAP TR II	PFD		68214Q200	622		12,084			Sole	None	Sole
JP MORGAN ENERGY MLP	ETF		46625H365	824		18,115			Sole	None	Sole
POWERSHS PREF PORT	ETF		73936T565	844		56,725			Sole	None	Sole